Victory Portfolios II

VictoryShares US Discovery Enhanced Volatility Wtd ETF (CSF)

VictoryShares US Small Cap Volatility Wtd ETF (CSA)

(the “Funds”)

Supplement dated February 28, 2025

to the Prospectus and Summary Prospectus dated November 1, 2024

On February 25, 2025, the Board of Trustees of Victory Portfolios II (the “Trust”) approved a Plan of Liquidation (the “Plan”) for the Funds. It is anticipated that the Funds will liquidate on or about April 29, 2025.

After the close of business on April 22, 2025, the Funds will no longer accept purchase orders for Creation Units.

Shareholders may sell their holdings of the Funds on the exchange operated by Nasdaq Stock Market LLC (“Nasdaq”) until market close on April 23, 2025, at which point each Fund’s shares will be subsequently delisted and no longer trade on Nasdaq. Shareholders trading on Nasdaq will incur typical transaction fees from their broker- dealer. During the time between market close on April 23, 2025, and April 29, 2025, shareholders will be unable to dispose of their shares on Nasdaq.

Shareholders should be aware that when the Funds commence liquidation, they will no longer pursue their stated investment objectives or engage in any business activities except for the purposes of selling and converting into cash all of the assets of each Fund, paying its liabilities, and distributing its remaining proceeds or assets to shareholders (the “Liquidating Distribution”). The Funds liquidation and payment of the Liquidating Distribution may occur prior to or later than the dates listed above.

Shareholders who continue to hold shares of the Funds on the liquidation date will receive a Liquidating Distribution with a value equal to their proportionate ownership interest in the applicable Fund on that date. Such Liquidating Distribution received by a shareholder may be in an amount that is more or less than the amount a shareholder might receive if they sell their shares on Nasdaq prior to market close on April 23, 2025. Shareholders who receive a Liquidating Distribution generally will recognize a capital gain or loss equal to the amount received for their shares over their adjusted basis in such shares. Please consult your personal tax advisor about the potential tax consequences.

If you wish to obtain more information, please call the VictoryShares internal team at 866-376-7890.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios II

VictoryShares US Discovery Enhanced Volatility Wtd ETF (CSF)

VictoryShares US Small Cap Volatility Wtd ETF (CSA)

(the “Funds”)

Supplement dated February 28, 2025

to the Statement of Additional Information dated November 1, 2024, as supplemented

On February 25, 2025, the Board of Trustees of Victory Portfolios II (the “Trust”) approved a Plan of Liquidation (the “Plan”) for the Funds. It is anticipated that the Funds will liquidate on or about April 29, 2025.

After the close of business on April 22, 2025, the Funds will no longer accept purchase orders for Creation Units.

Shareholders may sell their holdings of the Funds on the exchange operated by Nasdaq Stock Market LLC (“Nasdaq”) until market close on April 23, 2025, at which point each Fund’s shares will be subsequently delisted and no longer trade on Nasdaq. Shareholders trading on Nasdaq will incur typical transaction fees from their broker- dealer. During the time between market close on April 23, 2025, and April 29, 2025, shareholders will be unable to dispose of their shares on Nasdaq.

Shareholders should be aware that when the Funds commence liquidation, they will no longer pursue their stated investment objectives or engage in any business activities except for the purposes of selling and converting into cash all of the assets of each Fund, paying its liabilities, and distributing its remaining proceeds or assets to shareholders (the “Liquidating Distribution”). The Funds liquidation and payment of the Liquidating Distribution may occur prior to or later than the dates listed above.

Shareholders who continue to hold shares of the Funds on the liquidation date will receive a Liquidating Distribution with a value equal to their proportionate ownership interest in the applicable Fund on that date. Such Liquidating Distribution received by a shareholder may be in an amount that is more or less than the amount a shareholder might receive if they sell their shares on Nasdaq prior to market close on April 23, 2025. Shareholders who receive a Liquidating Distribution generally will recognize a capital gain or loss equal to the amount received for their shares over their adjusted basis in such shares. Please consult your personal tax advisor about the potential tax consequences.

If you wish to obtain more information, please call the VictoryShares internal team at 866-376-7890.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios II

VictoryShares THB Mid Cap ETF (MDCP)

(the “Fund”)

Supplement dated February 28, 2025

to the Prospectus and Summary Prospectus dated November 1, 2024

On February 25, 2025, the Board of Trustees of Victory Portfolios II (the “Trust”) approved a Plan of Liquidation (the “Plan”) for the Fund. It is anticipated that the Fund will liquidate on or about April 29, 2025.

After the close of business on April 22, 2025, the Fund will no longer accept purchase orders for Creation Units.

Shareholders may sell their holdings of the Fund on the exchange operated by Nasdaq Stock Market LLC (“Nasdaq”) until market close on April 23, 2025, at which point the Fund’s shares will be subsequently delisted and no longer trade on Nasdaq. Shareholders trading on Nasdaq will incur typical transaction fees from their broker- dealer. During the time between market close on April 23, 2025, and April 29, 2025, shareholders will be unable to dispose of their shares on Nasdaq.

Shareholders should be aware that when the Fund commences liquidation, it will no longer pursue its stated investment objectives or engage in any business activities except for the purposes of selling and converting into cash all of the assets of the Fund, paying its liabilities, and distributing its remaining proceeds or assets to shareholders (the “Liquidating Distribution”). The Fund liquidation and payment of the Liquidating Distribution may occur prior to or later than the dates listed above.

Shareholders who continue to hold shares of the Fund on the liquidation date will receive a Liquidating Distribution with a value equal to their proportionate ownership interest in the Fund on that date. Such Liquidating Distribution received by a shareholder may be in an amount that is more or less than the amount a shareholder might receive if they sell their shares on Nasdaq prior to market close on April 23, 2025. Shareholders who receive a Liquidating Distribution generally will recognize a capital gain or loss equal to the amount received for their shares over their adjusted basis in such shares. Please consult your personal tax advisor about the potential tax consequences.

If you wish to obtain more information, please call the VictoryShares internal team at 866-376-7890.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios II

VictoryShares THB Mid Cap ETF (MDCP)

(the “Fund”)

Supplement dated February 28, 2025

to the Statement of Additional Information dated November 1, 2024, as supplemented

On February 25, 2025, the Board of Trustees of Victory Portfolios II (the “Trust”) approved a Plan of Liquidation (the “Plan”) for the Fund. It is anticipated that the Fund will liquidate on or about April 29, 2025.

After the close of business on April 22, 2025, the Fund will no longer accept purchase orders for Creation Units.

Shareholders may sell their holdings of the Fund on the exchange operated by Nasdaq Stock Market LLC (“Nasdaq”) until market close on April 23, 2025, at which point the Fund’s shares will be subsequently delisted and no longer trade on Nasdaq. Shareholders trading on Nasdaq will incur typical transaction fees from their broker- dealer. During the time between market close on April 23, 2025, and April 29, 2025, shareholders will be unable to dispose of their shares on Nasdaq.

Shareholders should be aware that when the Fund commences liquidation, it will no longer pursue its stated investment objectives or engage in any business activities except for the purposes of selling and converting into cash all of the assets of the Fund, paying its liabilities, and distributing its remaining proceeds or assets to shareholders (the “Liquidating Distribution”). The Fund liquidation and payment of the Liquidating Distribution may occur prior to or later than the dates listed above.

Shareholders who continue to hold shares of the Fund on the liquidation date will receive a Liquidating Distribution with a value equal to their proportionate ownership interest in the applicable Fund on that date. Such Liquidating Distribution received by a shareholder may be in an amount that is more or less than the amount a shareholder might receive if they sell their shares on Nasdaq prior to market close on April 23, 2025. Shareholders who receive a Liquidating Distribution generally will recognize a capital gain or loss equal to the amount received for their shares over their adjusted basis in such shares. Please consult your personal tax advisor about the potential tax consequences.

If you wish to obtain more information, please call the VictoryShares internal team at 866-376-7890.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios II

Victory US 500 Enhanced Volatility Wtd Index Fund

Class A, Class C, and Class I

Supplement dated February 28, 2025

to the Prospectus and Summary Prospectus dated November 1, 2024

On February 25, 2025, the Board of Trustees of Victory Portfolios II (“Trust”), upon the recommendation of Victory Capital Management Inc., the Trust’s investment adviser, approved a Plan of Liquidation (“Plan”) for the Victory US 500 Enhanced Volatility Wtd Index Fund (the “Fund”). It is anticipated that the Fund will liquidate on or about April 29, 2025. On the liquidation date, the Fund will redeem all its outstanding shares at the net asset value of such shares.

Through end of business on April 23, 2025, the Fund will continue to accept additional investments (including through the reinvestment of dividends and capital gains) from existing shareholders. In order to provide for an orderly liquidation and satisfy redemptions in anticipation of the liquidation, the Fund may deviate from its investment objective and strategies as the liquidation date approaches. It is anticipated that the Fund’s portfolio will be positioned into cash on or some time prior to the liquidation date.

The Fund may pay more than one liquidating distribution in more than one installment. Distribution of liquidation proceeds to Fund shareholders may result in a taxable event for shareholders, depending on their individual circumstances. Shareholders should consult their own tax advisors about any tax liability resulting from the receipt of liquidation proceeds.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios II

Victory US 500 Enhanced Volatility Wtd Index Fund

Supplement dated February 28, 2025

to the Statement of Additional Information dated November 1, 2025

On February 25, 2025, the Board of Trustees of Victory Portfolios II (“Trust”), upon the recommendation of Victory Capital Management Inc., the Trust’s investment adviser, approved a Plan of Liquidation (“Plan”) for the Victory US 500 Enhanced Volatility Wtd Index Fund (the “Fund”). It is anticipated that the Fund will liquidate on or about April 29, 2025. On the liquidation date, the Fund will redeem all its outstanding shares at the net asset value of such shares.

Through end of business on April 23, 2025, the Fund will continue to accept additional investments (including through the reinvestment of dividends and capital gains) from existing shareholders. In order to provide for an orderly liquidation and satisfy redemptions in anticipation of the liquidation, the Fund may deviate from its investment objective and strategies as the liquidation date approaches. It is anticipated that the Fund’s portfolio will be positioned into cash on or some time prior to the liquidation date.

The Fund may pay more than one liquidating distribution in more than one installment. Distribution of liquidation proceeds to Fund shareholders may result in a taxable event for shareholders, depending on their individual circumstances. Shareholders should consult their own tax advisors about any tax liability resulting from the receipt of liquidation proceeds.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.